Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 28, 2012
Registrant Name	dei_EntityRegistrantName	HOTCHKIS & WILEY FUNDS /DE/
Central Index Key	dei_EntityCentralIndexKey	0001145022
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund (Prospectus Summary) | Hotchkis & Wiley Global Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWGIX